Stock-Based Compensation - Other Restricted Stock Unit (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Equity Instruments Other Than Options Restricted Stock And Stock Units [Line Items]
Weighted-average grant date fair value of restricted stock units granted during the year, per share	[1]	$ 13.76
Restricted Stock Units
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Equity Instruments Other Than Options Restricted Stock And Stock Units [Line Items]
Weighted-average grant date fair value of restricted stock units granted during the year, per share		$ 13.76	$ 10.99	$ 10.24
Total fair value of restricted stock units vested during the year (millions)		$ 33	$ 37	$ 40

[1]	Performance-based shares are valued utilizing a Monte Carlo valuation method using measures of total shareholder return. All other shares are valued at the grant-date market price.